Exhibit 99.1

World Omni Auto Receivables Trust 2012-A

Monthly Servicer Certificate

August 31, 2012

Dates Covered
Collections Period	08/01/12 - 08/31/12
Interest Accrual Period	08/15/12 - 09/16/12
30/360 Days	30
Actual/360 Days	33
Distribution Date	09/17/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/12	873,613,758.51	46,181
Yield Supplement Overcollateralization Amount at 07/31/12	14,960,268.25	0

Receivables Balance at 07/31/12	888,574,026.76	46,181
Principal Payments	26,516,251.87	1,214
Defaulted Receivables	699,112.84	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/12	14,281,231.13	0

Pool Balance at 08/31/12	847,077,430.92	44,937

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	6,229,910.96	522
Past Due 61-90 days	1,253,624.53	88
Past Due 91 + days	190,483.24	14

Total	7,674,018.73	624

Total 31+ Delinquent as % Ending Pool Balance	0.91%

Recoveries	453,423.45

Aggregate Net Losses/(Gains) - August 2012	245,689.39

Overcollateralization Target Amount	38,118,484.39
Actual Overcollateralization	28,751,382.98

Weighted Average APR	4.43%
Weighted Average APR, Yield Adjusted	5.27%
Weighted Average Remaining Term	57.15

Flow of Funds	$ Amount

Collections	30,182,113.32
Advances	16,449.17
Investment Earnings on Cash Accounts	6,119.86
Servicing Fee	(740,478.36)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	29,464,203.99

Distributions of Available Funds
(1) Class A Interest	398,006.54
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	291,297.30
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	28,751,382.98
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	29,464,203.99

Servicing Fee	740,478.36
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 08/15/12	847,368,728.22
Principal Paid	29,042,680.28
Note Balance @ 09/17/12	818,326,047.94

Class A-1
Note Balance @ 08/15/12	133,958,728.22
Principal Paid	29,042,680.28
Note Balance @ 09/17/12	104,916,047.94
Note Factor @ 09/17/12	55.2189726%

Class A-2
Note Balance @ 08/15/12	309,800,000.00
Principal Paid	0.00
Note Balance @ 09/17/12	309,800,000.00
Note Factor @ 09/17/12	100.0000000%

Class A-3
Note Balance @ 08/15/12	257,000,000.00
Principal Paid	0.00
Note Balance @ 09/17/12	257,000,000.00
Note Factor @ 09/17/12	100.0000000%

Class A-4
Note Balance @ 08/15/12	127,670,000.00
Principal Paid	0.00
Note Balance @ 09/17/12	127,670,000.00
Note Factor @ 09/17/12	100.0000000%

Class B
Note Balance @ 08/15/12	18,940,000.00
Principal Paid	0.00
Note Balance @ 09/17/12	18,940,000.00
Note Factor @ 09/17/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	421,523.71
Total Principal Paid	29,042,680.28

Total Paid	29,464,203.99

Class A-1
Coupon	0.29529%
Interest Paid	36,260.28
Principal Paid	29,042,680.28

Total Paid to A-1 Holders	29,078,940.56

Class A-2
Coupon	0.52000%
Interest Paid	134,246.67
Principal Paid	0.00

Total Paid to A-2 Holders	134,246.67

Class A-3
Coupon	0.64000%
Interest Paid	137,066.67
Principal Paid	0.00

Total Paid to A-3 Holders	137,066.67

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00

Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00

Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4665918
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.1478402

Total Distribution Amount	32.6144320

A-1 Interest Distribution Amount	0.1908436
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	152.8562120

Total A-1 Distribution Amount	153.0470556

A-2 Interest Distribution Amount	0.4333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.4333333

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.2416668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	10.03
Noteholders’ Principal Distributable Amount	989.97

Account Balances	$ Amount

Advances
Balance as of 07/31/12	64,067.19
Balance as of 08/31/12	80,516.36
Change	16,449.17

Reserve Account
Balance as of 08/15/12	2,310,518.58
Investment Earnings	321.20
Investment Earnings Paid	(321.20)
Deposit/(Withdrawal)	—
Balance as of 09/17/12	2,310,518.58
Change	—

Required Reserve Amount	2,310,518.58